CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

35. CAPITAL MANAGEMENT

The capital structure of the Group is as follows:

	2023		2024
	Amount	Portion	Amount	Portion
Short-term debts	9,650	4.74%	11,525	5.27%
Long-term debts	58,351	28.66%	65,309	29.86%
Total debts	68,001	33.40%	76,834	35.13%
Equity attributable to owners of the parent company	135,576	66.60%	141,888	64.87%
Total	203,577	100.00%	218,722	100.00%

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for stockholders and benefits to other stakeholders and to maintain an optimum capital structure to minimize the cost of capital.

Periodically, the Group conducts debt valuation to assess possibilities of refinancing existing debts with new ones with have more efficient cost that will lead to more optimized cost-of-debt. In case of idle cash with limited investment opportunities, the Group will consider buying back its shares of stock or paying dividend to its stockholders.

In addition to complying with loan covenants, the Group also maintains its capital structure at the level it believes will not risk its credit rating and which is comparable with its competitors.

Debt-to-equity ratio (comparing net interest-bearing debt to total equity) is a ratio which is monitored by management to evaluate the Group’s capital structure and review the effectiveness of the Group’s debts. The Group monitors its debt levels to ensure the debt-to-equity ratio complies with or is below the ratio set out in its contractual borrowings arrangements and that such ratio is comparable or better than that of regional area entities in the telecommunications industry.

The Group’s debt-to-equity ratio as of December 31, 2023 and 2024 is as follows:

	2023	2024
Total interest-bearing debts	68,001	76,834
Less: cash and cash equivalents	(29,007)	(33,905)
Net debts	38,994	42,929
Total equity attributable to owners of the parent company	135,576	141,888
Net debt-to-equity ratio	28.76%	30.26%

As stated in Note 20, the Group is required to maintain a certain debt-to-equity ratio and debt service coverage ratio by the lenders. For the years ended December 31, 2023 and 2024, the Group has complied with the externally imposed capital requirements.